BASIS OF PREPARATION - Subsidiaries (Details)	12 Months Ended
Mar. 31, 2022
Field Trip Psychedelics Inc
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Health & Wellness Ltd
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Health Canada Inc
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Health USA Inc
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Health Holdings Inc
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Health B.V.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Digital Canada Inc
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Digital USA Inc
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Digital LLC
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Natural Products Limited
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Discovery Inc
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Discovery USA Inc
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Discovery Australia Pty Ltd
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Field Trip Training USA Inc
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%